Business Combination_Exposure To Interest Rate risk Of Insurance Contracts(Details) - Non-life insurance ₩ in Millions	12 Months Ended
Dec. 31, 2017 KRW (₩)
Financial assets
Disclosure Of Interest Risk Of Non Life Insurance ContractAtTheTimeOfBusinessCombination [Line Items]
Exposure To Interest Rate Risk At The Time Of Business Combination	₩ 17,975,324
Due from banks
Disclosure Of Interest Risk Of Non Life Insurance ContractAtTheTimeOfBusinessCombination [Line Items]
Exposure To Interest Rate Risk At The Time Of Business Combination	319,960
Financial assets at fair value through profit or loss
Disclosure Of Interest Risk Of Non Life Insurance ContractAtTheTimeOfBusinessCombination [Line Items]
Exposure To Interest Rate Risk At The Time Of Business Combination	386,040
Available-for-sale financial assets
Disclosure Of Interest Risk Of Non Life Insurance ContractAtTheTimeOfBusinessCombination [Line Items]
Exposure To Interest Rate Risk At The Time Of Business Combination	6,660,182
Held-to-maturity financial assets
Disclosure Of Interest Risk Of Non Life Insurance ContractAtTheTimeOfBusinessCombination [Line Items]
Exposure To Interest Rate Risk At The Time Of Business Combination	4,143,851
Loans
Disclosure Of Interest Risk Of Non Life Insurance ContractAtTheTimeOfBusinessCombination [Line Items]
Exposure To Interest Rate Risk At The Time Of Business Combination	6,465,291
Financial liabilities
Disclosure Of Interest Risk Of Non Life Insurance ContractAtTheTimeOfBusinessCombination [Line Items]
Exposure To Interest Rate Risk At The Time Of Business Combination	18,891,370
Fixed interest rate
Disclosure Of Interest Risk Of Non Life Insurance ContractAtTheTimeOfBusinessCombination [Line Items]
Exposure To Interest Rate Risk At The Time Of Business Combination	622,570
Variable interest rate
Disclosure Of Interest Risk Of Non Life Insurance ContractAtTheTimeOfBusinessCombination [Line Items]
Exposure To Interest Rate Risk At The Time Of Business Combination	₩ 18,268,800